UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23195

Nuveen Credit Opportunities 2022 Target Term Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:       March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JCO	Nuveen Credit Opportunities 2022 Target Term Fund Portfolio of Investments March 31, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 133.3% (100.0% of Total Investments)

	CORPORATE BONDS – 105.8% (79.4% of Total Investments)

	Aerospace & Defense – 2.3%

$3,000	Bombardier Inc., 144A	8.750%	12/01/21	B	$3,288,750
1,000	Bombardier Inc., 144A	6.000%	10/15/22	B	991,250
2,000	DAE Funding LLC, 144A	4.500%	8/01/22	BB	1,897,500
6,000	Total Aerospace & Defense				6,177,500

	Airlines – 0.5%

1,500	American Airlines Group Inc., 144A	4.625%	3/01/20	BB–	1,511,250

	Banks – 0.3%

1,000	CIT Group Inc.	4.125%	3/09/21	BB+	1,005,000

	Chemicals – 6.0%

2,250	CF Industries Inc.	7.125%	5/01/20	BB+	2,401,875
1,500	Huntsman International LLC	4.875%	11/15/20	BB+	1,528,125
2,000	Kissner Group Holdings LP	8.375%	12/01/22	B	2,040,000
2,000	Momentive Performance Materials Inc.	3.880%	10/24/21	B2	2,097,500
3,500	Platform Specialty Products Corporation, 144A	6.500%	2/01/22	B+	3,556,875
2,000	TPC Group Inc., 144A	8.750%	12/15/20	B3	2,009,400
2,500	Tronox Finance LLC, 144A	7.500%	3/15/22	B–	2,595,250
15,750	Total Chemicals				16,229,025

	Commercial Services & Supplies – 3.8%

4,000	ADT Corporation	6.250%	10/15/21	BB–	4,170,000
2,000	APX Group, Inc.	8.750%	12/01/20	CCC	2,010,000
4,000	APX Group, Inc.	7.875%	12/01/22	B1	4,150,600
10,000	Total Commercial Services & Supplies				10,330,600

	Construction & Engineering – 0.8%

2,000	Great Lakes Dredge & Dock Corporation	8.000%	5/15/22	B–	2,050,000

	Construction Materials – 0.4%

1,431	Gates Global LLC, 144A	6.000%	7/15/22	B	1,454,254

	Consumer Finance – 0.8%

2,000	Navient Corporation	6.500%	6/15/22	BB	2,067,500

	Containers & Packaging – 1.6%

4,303	Cascades Inc., 144A	5.500%	7/15/22	BB–	4,329,894

	Diversified Consumer Services – 0.5%

1,500	Harland Clarke Holdings, 144A	6.875%	3/01/20	BB–	1,518,750

	Diversified Financial Services – 3.4%

2,000	Abe Investment Holdings Inc./ Getty Images, Inc.	10.500%	10/16/20	B3	2,050,000
3,500	Jefferies Finance LLC Corporation, 144A	7.375%	4/01/20	BB–	3,535,000
1,000	Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp., 144A	5.250%	3/15/22	BB	1,000,000
1,500	Nationstar Mortgage LLC Capital Corporation	7.875%	10/01/20	B+	1,530,000
1,000	Nationstar Mortgage LLC Capital Corporation	6.500%	7/01/21	B+	1,015,000
9,000	Total Diversified Financial Services				9,130,000

JCO	Nuveen Credit Opportunities 2022 Target Term Fund (continued)
Portfolio of Investments March 31, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Diversified Telecommunication Services – 7.1%

$3,500	CenturyLink Inc.	6.450%	6/15/21	BB	$3,570,000
500	Cogent Communications Finance Inc., 144A	5.625%	4/15/21	B–	502,500
5,000	Inmarsat Finance PLC, 144A	4.875%	5/15/22	BB+	4,862,500
6,000	IntelSat Jackson Holdings	7.250%	10/15/20	CCC+	5,550,000
3,000	IntelSat Jackson Holdings	7.500%	4/01/21	CCC+	2,715,000
2,000	Level 3 Communications Inc.	5.750%	12/01/22	BB–	1,998,760
20,000	Total Diversified Telecommunication Services				19,198,760

	Energy Equipment & Services – 4.3%

5,000	Bristow Group, Inc.	6.250%	10/15/22	B–	4,050,000
3,000	Calfrac Holdings LP, 144A	7.500%	12/01/20	Caa1	2,951,250
3,000	NGPL PipeCo LLC, 144A	4.375%	8/15/22	BB+	2,981,250
2,000	Parker Drilling Company	7.500%	8/01/20	B–	1,825,000
13,000	Total Energy Equipment & Services				11,807,500

	Equity Real Estate Investment Trusts – 2.5%

4,000	iStar Inc.	6.000%	4/01/22	BB	4,010,000
3,000	SBA Communications Corporation, 144A	4.000%	10/01/22	B+	2,872,500
7,000	Total Equity Real Estate Investment Trusts				6,882,500

	Food Products – 0.3%

1,000	B&G Foods Inc.	4.625%	6/01/21	B+	992,500

	Gas Utilities – 1.1%

2,000	Ferrellgas LP	6.500%	5/01/21	B–	1,915,000
1,000	Ferrellgas LP	6.750%	1/15/22	B–	947,500
3,000	Total Gas Utilities				2,862,500

	Health Care Equipment & Supplies – 2.6%

3,000	Kinetics Concept/KCI USA, Inc., 144A	7.875%	2/15/21	B1	3,086,250
4,000	Ortho-Clinical Diagnostics Inc., 144A	6.625%	5/15/22	CCC	3,900,000
7,000	Total Health Care Equipment & Supplies				6,986,250

	Health Care Providers & Services – 11.1%

3,000	Centene Corporation	4.750%	5/15/22	BB+	3,037,500
4,000	Community Health Systems, Inc.	5.125%	8/01/21	B2	3,720,000
6,450	Envision Healthcare Corporation	5.625%	7/15/22	B	6,479,025
4,500	HCA Inc.	6.500%	2/15/20	BBB–	4,719,375
4,000	Molina Healthcare Inc.	5.375%	11/15/22	BB–	3,950,000
2,000	Polaris Intermediate Corp., 144A	8.500%	12/01/22	B–	2,040,020
6,000	Tenet Healthcare Corporation	6.000%	10/01/20	BB–	6,202,500
29,950	Total Health Care Providers & Services				30,148,420

	Hotels, Restaurants & Leisure – 5.4%

2,005	CCM Merger Inc., 144A	6.000%	3/15/22	B+	2,025,050
2,750	Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 144A	6.750%	11/15/21	B+	2,839,375

4,000	MGM Resorts International Inc.	6.625%	12/15/21	BB	4,315,000
5,000	Scientific Games International Inc.	10.000%	12/01/22	B–	5,384,375
13,755	Total Hotels, Restaurants & Leisure				14,563,800

	Household Durables – 1.6%

4,000	Beazer Homes USA, Inc.	8.750%	3/15/22	B3	4,310,000

	Independent Power & Renewable Electricity Producers – 1.0%

2,000	AES Corp/VA	4.000%	3/15/21	BB+	2,007,500
756	Dynegy Inc.	6.750%	11/01/19	B+	769,230
2,756	Total Independent Power & Renewable Electricity Producers				2,776,730

	Insurance – 0.4%

1,000	Fidelity & Guaranty Life Holdings Inc., 144A	6.375%	4/01/21	BB+	1,011,250

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Internet & Direct Marketing Retail – 0.8%

$2,000	Netflix Incorporated, 144A	5.500%	2/15/22	Ba3	$2,070,000

	IT Services – 1.1%

3,000	Alliance Data Systems Corporation, 144A	5.375%	8/01/22	N/R	3,000,000

	Machinery – 0.7%

2,000	CNH Industrial Capital LLC	4.375%	4/05/22	BBB–	2,025,000

	Media – 8.1%

2,000	Altice S.A, 144A	7.750%	5/15/22	B–	1,855,000
5,013	Cablevision Systems Corporation	5.875%	9/15/22	B–	4,973,899
4,000	Cequel Communication Holdings I, 144A	5.125%	12/15/21	B	3,995,000
1,500	Clear Channel International BV, 144A	8.750%	12/15/20	B+	1,567,500
5,000	Dish DBS Corporation	5.875%	7/15/22	BB	4,775,000
3,850	MHGE Parent LLC / MHGE Parent Finance, Inc., 144A, (cash 8.500%, PIK 9.250%)	8.500%	8/01/19	B	3,806,688
1,000	Sirius XM Radio Inc., 144A	3.875%	8/01/22	BB	960,000
22,363	Total Media				21,933,087

	Metals & Mining – 2.6%

2,900	First Quantum Minerals Limited, 144A	7.250%	5/15/22	B	2,900,000
4,000	Freeport McMoRan, Inc.	6.750%	2/01/22	BB+	4,135,000
6,900	Total Metals & Mining				7,035,000

	Mortgage Real Estate Investment Trusts – 0.8%

2,000	Starwood Property Trust	5.000%	12/15/21	BB–	2,040,000

	Oil, Gas & Consumable Fuels – 13.1%

2,000	California Resources Corporation	5.500%	9/15/21	CCC–	1,540,000
3,500	Calumet Specialty Products	6.500%	4/15/21	CCC+	3,395,000
4,000	Calumet Specialty Products	7.625%	1/15/22	CCC+	3,960,000
1,150	Cobalt International Energy, Inc.	10.750%	12/01/21	N/R	1,256,375
2,000	Comstock Resources Inc., (cash 10.000%, PIK 12.250%)	10.000%	3/15/20	B3	2,055,000
6,600	FTS International Inc.	6.250%	5/01/22	B	6,616,500
3,000	Oasis Petroleum Inc.	6.500%	11/01/21	BB–	3,045,000
4,000	Peabody Securities Finance Corporation, 144A	6.000%	3/31/22	BB	4,080,000
1,800	QEP Resources Inc.	5.375%	10/01/22	BB+	1,797,750
4,500	Sanchez Energy Corporation	7.750%	6/15/21	B–	4,140,000
2,000	SM Energy Company	6.125%	11/15/22	B+	2,000,000
2,000	Ultra Resources, Inc., 144A	6.875%	4/15/22	BB	1,740,000
36,550	Total Oil, Gas & Consumable Fuels				35,625,625

	Pharmaceuticals – 1.9%

2,000	Eagle Holding Co II LLC, 144A, (cash 7.625%, PIK 8.375%)	7.625%	5/15/22	CCC+	2,015,000
3,000	Valeant Pharmaceuticals International, 144A	6.500%	3/15/22	BB–	3,097,500
5,000	Total Pharmaceuticals				5,112,500

	Professional Services – 2.2%

2,000	Ceridian HCN Holding Inc., 144A	11.000%	3/15/21	CCC	2,070,000
4,000	Nielsen Finance LLC Co., 144A	5.000%	4/15/22	BB+	3,996,880
6,000	Total Professional Services				6,066,880

	Road & Rail – 1.4%

3,556	Herc Rentals, Inc., 144A	7.500%	6/01/22	B+	3,796,030

	Semiconductors & Semiconductor Equipment – 2.7%

4,816	Advanced Micro Devices, Inc.	7.500%	8/15/22	B	5,249,440
2,000	Amkor Technology Inc.	6.375%	10/01/22	BB	2,052,500
6,816	Total Semiconductors & Semiconductor Equipment				7,301,940

JCO	Nuveen Credit Opportunities 2022 Target Term Fund (continued)
Portfolio of Investments March 31, 2018
(Unaudited)

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (2)	Value

	Software – 5.5%

$3,500	Balboa Merger Sub Inc., 144A			11.375%	12/01/21	CCC+	$3,810,625
2,000	Blackboard Inc., 144A			9.750%	10/15/21	CCC	1,700,000
4,295	BMC Software Finance Inc., 144A			8.125%	7/15/21	CCC+	4,289,631
2,259	Boxer Parent Company Inc./BMC Software, 144A, (cash 9.000%, PIK 9.750%)			9.000%	10/15/19	CCC+	2,259,000
2,800	Infor Software Parent LLC and Infor Software Parent Inc., 144A, (cash 7.125%, PIK 7.875%)			7.125%	5/01/21	CCC	2,828,000
14,854	Total Software						14,887,256

	Specialty Retail – 0.8%

2,000	goeasy Ltd, 144A			7.875%	11/01/22	BB–	2,144,400

	Technology Hardware, Storage & Peripherals – 2.6%

3,000	Diamond 1 Finance Corporation / Diamond 2 Finance Corporation, 144A			5.875%	6/15/21	BB+	3,071,250
4,000	Seagate HDD Cayman			4.250%	3/01/22	Baa3	3,954,630
7,000	Total Technology Hardware, Storage & Peripherals						7,025,880

	Wireless Telecommunication Services – 3.7%

3,000	Hughes Satellite Systems Corporation			7.625%	6/15/21	BB–	3,219,510
6,500	Sprint Corporation			7.250%	9/15/21	B+	6,719,374
9,500	Total Wireless Telecommunication Services						9,938,884
$286,484	Total Corporate Bonds (cost $291,180,063)						287,346,465

Principal Amount (000)	Description (1)	Coupon (3)	Reference Rate (3)	Spread (3)	Maturity (4)	Ratings (2)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 27.5% (20.6% of Total Investments) (3)

	Aerospace & Defense – 1.7%

$1,918	Sequa Corporation, Term Loan, Second Lien	10.753%	3-Month LIBOR	9.000%	4/26/22	CCC	$1,952,015
2,645	Sequa Corporation, Term Loan B	7.071%	3-Month LIBOR	5.000%	10/26/21	B	2,683,788
4,563	Total Aerospace & Defense						4,635,803

	Auto Components – 1.6%

1,980	American Tire Distributors, Inc., Term Loan, First Lien	6.244%	2-Month LIBOR	4.250%	9/20/21	B3	2,008,048
2,362	Federal-Mogul Corporation, Tranche C, Term Loan	5.555%	1-Month LIBOR	3.750%	4/15/21	B1	2,380,090
4,342	Total Auto Components						4,388,138

	Commercial Services & Supplies – 4.4%

3,464	iQor US, Inc., Term Loan, First Lien	6.695%	3-Month LIBOR	5.000%	2/20/21	B	3,479,691
4,263	Monitronics International, Inc., Term Loan B2, First Lien, (DD1)	7.802%	3-Month LIBOR	5.500%	9/22/22	B2	4,161,579
4,468	Skillsoft Corporation, Initial Term Loan, First Lien	6.398%	1-Month LIBOR	4.750%	4/28/21	B–	4,326,322
12,195	Total Commercial Services & Supplies						11,967,592

	Diversified Financial Services – 1.2%

3,111	Ocwen Financial Corporation, Term Loan B, First Lien	6.786%	1-Month LIBOR	5.000%	12/05/20	B+	3,138,407

	Equity Real Estate Investment Trusts – 1.1%

3,125	Walter Investment Management Corp., Tranche Term Loan B, (5)	7.877%	1-Month LIBOR	6.000%	12/19/20	Caa2	3,048,006

	Health Care Equipment & Supplies – 0.7%

1,945	Onex Carestream Finance LP, Term Loan, First Lien	5.877%	1-Month LIBOR	4.000%	6/05/19	B1	1,958,427

	Health Care Providers & Services – 0.7%

1,990	Pharmaceutical Product Development, Inc., Term Loan B	4.802%	3-Month LIBOR	2.500%	8/18/22	Ba3	1,999,019

	Hotels, Restaurants & Leisure – 0.8%

2,169	LA Fitness International LLC, Term Loan B	5.377%	1-Month LIBOR	3.500%	7/01/20	BB–	2,191,550

Principal Amount (000)	Description (1)	Coupon (3)	Reference Rate (3)	Spread (3)	Maturity (4)	Ratings (2)	Value

	Household Durables – 2.2%

$5,943	Apex Tool Group LLC, Term Loan B	5.627%	1-Month LIBOR	3.750%	2/26/22	B	$5,943,990

	Insurance – 0.9%

2,298	Hub International Holdings, Inc., Initial Term Loan	4.838%	3-Month LIBOR	3.000%	9/17/20	B1	2,313,102

	Machinery – 0.7%

1,971	NN, Inc., Term Loan	5.627%	1-Month LIBOR	3.750%	10/19/22	B+	1,978,339

	Media – 3.9%

1,980	Affinion Group Holdings, Inc., Term Loan, First Lien	9.561%	3-Month LIBOR	7.750%	3/31/22	B2	2,057,963
1,979	Getty Images, Inc., Term Loan B, First Lien	5.802%	3-Month LIBOR	3.500%	10/18/19	B3	1,900,710
4,462	McGraw-Hill Education Holdings LLC, Term Loan B	5.877%	1-Month LIBOR	4.000%	5/02/22	BB+	4,417,557
2,242	Springer Science & Business Media, Inc., Term Loan B13, First Lien	5.377%	1-Month LIBOR	3.500%	8/15/22	B	2,252,869
10,663	Total Media						10,629,099

	Oil, Gas & Consumable Fuels – 0.0%

13	Fieldwood Energy LLC, Term Loan, Second Lien, (cash 7.002%, PIK 2.000%), (5)	9.002%	1-Month LIBOR	7.125%	9/30/20	D	12,100

	Professional Services – 0.7%

1,923	Ceridian Corporation, Term Loan B2	5.377%	1-Month LIBOR	3.500%	9/14/20	Ba3	1,930,576

	Software – 5.2%

1,531	Blackboard, Inc., Term Loan B4	6.734%	3-Month LIBOR	5.000%	9/29/26	B	1,432,521
4,211	Compuware Corporation, Term Loan B3	5.130%	1-Month LIBOR	3.500%	12/15/21	B	4,268,659
1,878	Ellucian, Term Loan B, First Lien	5.552%	3-Month LIBOR	3.250%	9/30/22	B	1,885,225
3,388	Informatica, Term Loan B	5.127%	1-Month LIBOR	3.250%	8/06/22	B	3,412,195
3,081	Tibco Software, Inc., Term Loan, First Lien	5.380%	1-Month LIBOR	3.500%	12/04/20	B1	3,097,961
14,089	Total Software						14,096,561

	Specialty Retail – 0.7%

1,995	99 Cents Only Stores, Tranche B2, Term Loan, Second Lien, (cash 7.161%, PIK 1.500%)	8.661%	3-Month LIBOR	6.500%	1/13/22	CCC+	1,932,401

	Technology Hardware, Storage & Peripherals – 1.0%

2,481	Dell Software Group, Repriced Term Loan B	7.272%	3-Month LIBOR	5.500%	10/31/22	B	2,530,598
$74,816	Total Variable Rate Senior Loan Interests (cost $74,079,025)						74,693,708
	Total Long-Term Investments (cost $365,259,088)						362,040,173
	Borrowings – (35.0)% (6), (7)						(95,000,000)
	Other Assets Less Liabilities – 1.7%						4,532,043
	Net Assets – 100%						$271,572,216

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

JCO	Nuveen Credit Opportunities 2022 Target Term Fund (continued)
Portfolio of Investments March 31, 2018
(Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$287,346,465	$—	$287,346,465
Variable Rate Senior Loan Interests	—	74,693,708	—	74,693,708
Total	$—	$362,040,173	$—	$362,040,173

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the recognition of premium amortization and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The table below presents the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of March 31, 2018.

Tax cost of investments	$365,259,089
Gross unrealized:
Appreciation	2,159,393
Depreciation	(5,378,309)
Net unrealized appreciation (depreciation) of investments	$(3,218,916)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.

(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(4)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(5)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(6)	Borrowings as a percentage of Total Investments is 26.2%.

(7)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives) in the Portfolio of Investments as collateral for borrowings.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

DD1	Portion of investment purchased on a delayed delivery basis.

LIBOR	London Inter-Bank Offered Rate

PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Credit Opportunities 2022 Target Term Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: May 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: May 30, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2018